DERIVATIVES AND HEDGING ACTIVITIES (Details 2) (USD $) In Thousands, unless otherwise specified	6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2009	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Free-standing Derivative
Net losses recorded as a component of non-operating expenses	$ (9,100)	$ 0	$ (100)	$ (800)	$ (4,300)
Free-standing put rights
Free-standing Derivative
Number of scenarios in which options are exercisable				3
Period for exercise of options under scenario one, if a government investment or a non-competitor change of control occurs				12 months
Period for exercise of options under scenario two, if a competitor change of control occurs				54 months
Period for exercise of options under scenario three, if a bankruptcy event occurs				2 years
Notional Amount				978,883	870,402
Fair value of derivative asset					800
Net losses recorded as a component of non-operating expenses	$ (9,100)			$ (800)	$ (4,300)